Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	USD 1 = MYR 4.5903	USD 1 = MYR 4.4680	USD 1 = MYR 4.5903
Average rate	USD 1 = MYR 4.5577	USD 1 = MYR 4.5741	USD 1 = MYR 4.5577

Schedule of Company’s Financial Assets and Liabilities

The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023, 2024 and 2025 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2023	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	4,434,792	4,434,792	—	—

	December 31, 2024	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	22,594,500	22,594,500	—	—

	December 31, 2025	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	29,183,340	29,183,340	—	—

Schedule of Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Office furniture and fittings	10 years
Office equipment	10 years
Motor vehicle	5 years
Renovations	10 years
Freehold property	50 years